Condensed Consolidated Statements of Changes in Members' and Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Class A Common Stock	Class V Common Stock	Members' Equity	Common Stock Class A Common Stock	Common Stock Class V Common Stock	Additional Paid in Capital	Accumulated Earnings (Deficit)	Accumulated Other Comprehensive Income/(Loss)	Total Stockholders' / Members' Equity	Non-controlling Interest
Members' Equity, beginning balance at Dec. 31, 2020	$ 117,321			$ 62,320				$ 56,832	$ (1,954)	$ 117,198	$ 123
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(6,851)							(6,806)		(6,806)	(45)
Other comprehensive income (loss)	1,006								1,006	1,006
Members' Equity, ending balance at Mar. 31, 2021	111,476			$ 62,320				50,026	(948)	111,398	78
Beginning balance at Dec. 31, 2020	0
Ending balance at Mar. 31, 2021	0
Stockholders' Equity, beginning balance (in shares) at Dec. 31, 2021		82,327,466	251,033,906		82,327,000	251,034,000
Stockholders' Equity, beginning balance at Dec. 31, 2021	(322,476)				$ 8	$ 25	$ 160,189	(482,276)	(1,727)	(323,781)	1,305
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	15,866
Net income (loss) before exchange agreement amendment	(3,851)							(3,679)		(3,679)	(172)
Other comprehensive income (loss) before exchange agreement amendment	1,657								1,657	1,657
Other comprehensive income (loss)	1,819
Exercise of warrants (in shares)					125,000
Exercise of warrants	1,906						1,906			1,906
Redemption value adjustment for redeemable non-controlling interest	(1,560,420)						(162,095)	(1,398,325)		(1,560,420)
Removal of the redeemable feature of the non-controlling interest	2,142,490						528,615	1,398,325		1,926,940	215,550
Net income (loss) subsequent to exchange agreement amendment	30,923							31,187		31,187	$ (264)
Other comprehensive income (loss) subsequent to exchange agreement amendment	$ 162								162	$ 162
Stockholders' Equity, ending balance (in shares) at Mar. 31, 2022	333,486,120	82,452,214	251,033,906		82,452,000	251,034,000				82,452,214	251,033,906
Stockholders' Equity, ending balance at Mar. 31, 2022	$ 290,391				$ 8	$ 25	$ 528,615	$ (454,768)	$ 92	$ 73,972	$ 216,419
Beginning balance at Dec. 31, 2021	593,277
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss) before exchange agreement amendment	(11,205)
Redemption value adjustment for redeemable non-controlling interest	1,560,418
Removal of the redeemable feature of the non-controlling interest	(2,142,490)
Ending balance at Mar. 31, 2022	$ 0